Loans Measured at Amortized Cost - Summary of Loans (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)		Jan. 01, 2022 KRW (₩)	[1]
Details Of Loans [Line Items]
Loans At Amortized Cost	₩ 444,805,287	$ 344,551,218	₩ 433,038,931	[1]	₩ 414,384,822
Loans measured at amortized cost
Details Of Loans [Line Items]
Loans At Amortized Cost	449,676,848		436,647,081
Deferred loan origination fees and costs
Details Of Loans [Line Items]
Loans At Amortized Cost	591,244		552,834
Allowances for credit losses
Details Of Loans [Line Items]
Loans At Amortized Cost	₩ (5,462,805)		₩ (4,160,984)

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.